Form N-1A Supplement	Oct. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® Galaxy Hedged Digital Asset Ecosystem ETF
(the “Fund”)
Supplement dated December 23, 2025 to the Prospectus and Summary Prospectus,
each dated March 1, 2025, as may be supplemented from time to time
Effective January 26, 2026 (the “Effective Date”), the Fund’s principal investment strategy will be revised to include (i) investing in exchange-traded funds that hold equity securities of companies in the crypto asset and blockchain industries, (ii) engaging in put spreads on portfolio investments, and (iii) purchasing put options on securities of companies within the crypto asset and blockchain industries that are not portfolio holdings. Accordingly, as of the Effective Date, the “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section in the Fund’s Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Galaxy Digital Capital Management LP (the “Sub‑Adviser”) seeks to achieve the Fund’s investment objective by (i) investing, directly or indirectly, in (a) equity securities of foreign and domestic companies within the crypto asset and blockchain industries, (b) foreign and domestic exchange-traded funds (“ETFs”) that primarily hold equity securities of companies within the crypto asset and blockchain industries, (c) ETFs that primarily hold bitcoin and/or ether futures contracts (“Crypto Asset Futures ETFs”), (d) bitcoin and ether futures contracts (“crypto asset futures”), and (e) exchange-traded products that hold bitcoin or ether as a reference asset (“Spot Crypto Asset ETPs”), (ii) selling covered call options, buying protective put options, and engaging in put spreads on investments held in the portfolio, and (iii) buying put options on equity securities of companies within the crypto asset and blockchain industries that are not portfolio holdings (collectively, the “Digital Asset Ecosystem”). A company is considered to be within the crypto asset or blockchain industry if for example it: mines, validates, or processes crypto asset transactions (e.g., bitcoin miners, validators); develops, provides, or supports blockchain-related software, hardware, or services (e.g., blockchain platforms, wallets, smart contract developers); offers crypto-related financial services (e.g., trading platforms, brokers, lenders, custodians); accepts or processes crypto asset payments (e.g., merchants, payment processors); provides infrastructure or support services for blockchain or crypto asset companies (e.g., data centers, security providers); develops or uses blockchain technology for operational purposes (e.g., supply chain management, identity verification); invests in or owns crypto assets or blockchain-related assets (e.g., venture capital firms, investment funds); provides education, research, or consulting services related to blockchain or crypto assets (e.g., research institutions, consulting firms).
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes), directly or indirectly, in Digital Asset Ecosystem investments and other instruments that provide exposure to the Digital Asset Ecosystem. The Fund will provide shareholders with at least sixty (60) days’ notice prior to any change in its 80% investment policy.
The Fund expects to gain exposure to Spot Crypto Asset ETPs and crypto asset futures by investing in a wholly-owned subsidiary, an exempted limited company organized under the laws of the Cayman Islands (“Subsidiary”). The Subsidiary and the Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by SSGA FM), which are intended to provide liquidity, preserve capital, and serve as collateral for the Subsidiary’s or Fund’s derivative instruments. Collective exposure to Crypto Asset Futures ETFs, Spot Crypto Asset ETPs, options on crypto assets, Crypto Asset Futures ETFs and Spot Crypto Asset ETPs, and crypto asset futures will not exceed 25% of the Fund’s assets. The Fund does not invest directly in crypto assets.
The Sub‑Adviser employs a fundamental process for investment selection when creating the Fund’s portfolio. The Sub‑Adviser adheres to an integrated, bottom‑up, relative value investment process by evaluating macroeconomic factors that may impact crypto asset prices, such as interest rates, money supply, and inflation. When the Sub‑Adviser believes macroeconomic conditions are supportive of risk tolerance and crypto asset prices, it will position the portfolio to have more direct crypto asset exposure (i.e., Crypto Asset Futures ETFs, Spot Crypto Asset ETPs and crypto asset futures). When the Sub‑Adviser believes macroeconomic conditions are unsupportive, it will seek exposure to investments with less direct crypto asset exposure (i.e., stocks of companies within the crypto asset and blockchain industries) to limit potential downside risks of the portfolio.
The fundamental, stock specific analysis employed by the Sub‑Adviser focuses on analyzing financial statements, management teams and corporate governance structures to determine an outlook for a particular company or industry. The Sub‑Adviser also analyzes the blockchain ecosystem on an ongoing basis. This includes analyzing transactions, fees, hashrate, and numerous other “on-chain” indicators. On‑chain indicators refer to a specific blockchain’s historical transaction data that is publicly stored on the blockchain, which helps contextualize how users are utilizing the blockchain and indicates demand for the relevant native crypto asset. These blockchain indicators will be used to derive inputs (mining rewards, mining difficulty, “stablecoin” (a type of crypto asset designed to maintain a stable price over time by being pegged to another asset, typically a fiat currency) transactions, etc.) that will inform stock specific financial analysis. Additionally, the Sub‑Adviser analyzes potential changes to the regulatory environment related to crypto assets given the importance of future regulation on the asset class. Based on its cumulative analysis, the Sub‑Adviser selects stocks of companies it believes are best positioned to excel within the crypto asset and blockchain industry. The Sub‑Adviser selects high conviction stocks ranging across sectors, such as bitcoin miners, financial services companies, hardware and device manufacturers, software manufacturers, and corporate treasury users.
The Fund will also write (sell) out of the money covered call options, purchase put options, and engage in put spreads on certain investments held in the portfolio, as well as purchase put options on certain securities of companies within the Digital Asset Ecosystem that are not held in the portfolio. When the Fund sells a call option, the purchaser pays the Fund a premium in exchange for the right to purchase the asset underlying the option at a specified price (the “strike price”) within a specified time period or at a specified future date. When the Fund purchases a put option, it pays the seller a premium in exchange for the right to sell the asset underlying the option at a specified strike price within a specified time period or at a specified future date. A put spread is an options strategy involving the simultaneous purchase and sale of two put options on the same underlying asset and with the same expiration date, but different strike prices. When writing a covered call option, the Sub‑Adviser will analyze each portfolio security individually to determine the appropriate quantity, strike price, and expiry of an option to generate sufficient premium income and still allow for capital appreciation of the underlying security. Individual securities may have call options written against 0‑100% of the shares owned by the Fund. In general, the Sub‑Adviser will seek to have calls written against 25‑75% of the portfolio under normal market conditions. Furthermore, the Sub‑Adviser may use a portion, or all, of the premium income generated from writing calls to attempt to protect the portfolio against potential losses by purchasing protective put options and/or engaging in put spreads. The Sub‑Adviser will analyze each portfolio security individually to determine the appropriate quantity, strike price, and expiry of a put option. In general, the Sub‑Adviser will seek to hold puts against 25‑75% of the portfolio depending on current or future market conditions. The Sub‑Adviser will utilize fundamental analysis to seek to determine whether companies not held in the portfolio may be overvalued and may purchase put options on securities of those companies to provide positive value to the portfolio in the event these securities, or the broader digital asset industry experiences a decline. The Sub‑Adviser intends to implement options strategies on a frequent basis.
The Sub‑Adviser’s sell strategy is guided by a comprehensive analysis of fundamental, technical, and industry-specific factors. The Sub‑Adviser continuously monitors the portfolio companies’ financial statements, management teams, and corporate governance structures for any signs of deterioration. Additionally, the Sub‑Adviser stays vigilant for negative regulatory changes, declines in on‑chain indicators such as transactions, fees, and hashrate, and broader industry headwinds. If the Sub‑Adviser determines that a company’s stock has become overvalued or that its outlook has diminished, it will sell the stock to realize profits or limit losses.
Additionally, the Sub‑Adviser continually evaluates new investment opportunities, and will reduce existing holdings to reallocate to more attractive opportunities as they arise. Furthermore, the Sub‑Adviser continuously evaluates the portfolio’s overall risk profile and rebalances it as necessary to ensure alignment with its investment objectives. By dynamically adjusting the portfolio in response to changing market conditions, the Sub‑Adviser seeks to optimize returns while managing risk.
The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in the following group of industries: software; semiconductors & semiconductor equipment; financial services; and capital markets.

SPDR Galaxy Hedged Digital Asset Ecosystem ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® Galaxy Hedged Digital Asset Ecosystem ETF
(the “Fund”)
Supplement dated December 23, 2025 to the Prospectus and Summary Prospectus,
each dated March 1, 2025, as may be supplemented from time to time
Effective January 26, 2026 (the “Effective Date”), the Fund’s principal investment strategy will be revised to include (i) investing in exchange-traded funds that hold equity securities of companies in the crypto asset and blockchain industries, (ii) engaging in put spreads on portfolio investments, and (iii) purchasing put options on securities of companies within the crypto asset and blockchain industries that are not portfolio holdings. Accordingly, as of the Effective Date, the “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section in the Fund’s Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Galaxy Digital Capital Management LP (the “Sub‑Adviser”) seeks to achieve the Fund’s investment objective by (i) investing, directly or indirectly, in (a) equity securities of foreign and domestic companies within the crypto asset and blockchain industries, (b) foreign and domestic exchange-traded funds (“ETFs”) that primarily hold equity securities of companies within the crypto asset and blockchain industries, (c) ETFs that primarily hold bitcoin and/or ether futures contracts (“Crypto Asset Futures ETFs”), (d) bitcoin and ether futures contracts (“crypto asset futures”), and (e) exchange-traded products that hold bitcoin or ether as a reference asset (“Spot Crypto Asset ETPs”), (ii) selling covered call options, buying protective put options, and engaging in put spreads on investments held in the portfolio, and (iii) buying put options on equity securities of companies within the crypto asset and blockchain industries that are not portfolio holdings (collectively, the “Digital Asset Ecosystem”). A company is considered to be within the crypto asset or blockchain industry if for example it: mines, validates, or processes crypto asset transactions (e.g., bitcoin miners, validators); develops, provides, or supports blockchain-related software, hardware, or services (e.g., blockchain platforms, wallets, smart contract developers); offers crypto-related financial services (e.g., trading platforms, brokers, lenders, custodians); accepts or processes crypto asset payments (e.g., merchants, payment processors); provides infrastructure or support services for blockchain or crypto asset companies (e.g., data centers, security providers); develops or uses blockchain technology for operational purposes (e.g., supply chain management, identity verification); invests in or owns crypto assets or blockchain-related assets (e.g., venture capital firms, investment funds); provides education, research, or consulting services related to blockchain or crypto assets (e.g., research institutions, consulting firms).
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes), directly or indirectly, in Digital Asset Ecosystem investments and other instruments that provide exposure to the Digital Asset Ecosystem. The Fund will provide shareholders with at least sixty (60) days’ notice prior to any change in its 80% investment policy.
The Fund expects to gain exposure to Spot Crypto Asset ETPs and crypto asset futures by investing in a wholly-owned subsidiary, an exempted limited company organized under the laws of the Cayman Islands (“Subsidiary”). The Subsidiary and the Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by SSGA FM), which are intended to provide liquidity, preserve capital, and serve as collateral for the Subsidiary’s or Fund’s derivative instruments. Collective exposure to Crypto Asset Futures ETFs, Spot Crypto Asset ETPs, options on crypto assets, Crypto Asset Futures ETFs and Spot Crypto Asset ETPs, and crypto asset futures will not exceed 25% of the Fund’s assets. The Fund does not invest directly in crypto assets.
The Sub‑Adviser employs a fundamental process for investment selection when creating the Fund’s portfolio. The Sub‑Adviser adheres to an integrated, bottom‑up, relative value investment process by evaluating macroeconomic factors that may impact crypto asset prices, such as interest rates, money supply, and inflation. When the Sub‑Adviser believes macroeconomic conditions are supportive of risk tolerance and crypto asset prices, it will position the portfolio to have more direct crypto asset exposure (i.e., Crypto Asset Futures ETFs, Spot Crypto Asset ETPs and crypto asset futures). When the Sub‑Adviser believes macroeconomic conditions are unsupportive, it will seek exposure to investments with less direct crypto asset exposure (i.e., stocks of companies within the crypto asset and blockchain industries) to limit potential downside risks of the portfolio.
The fundamental, stock specific analysis employed by the Sub‑Adviser focuses on analyzing financial statements, management teams and corporate governance structures to determine an outlook for a particular company or industry. The Sub‑Adviser also analyzes the blockchain ecosystem on an ongoing basis. This includes analyzing transactions, fees, hashrate, and numerous other “on-chain” indicators. On‑chain indicators refer to a specific blockchain’s historical transaction data that is publicly stored on the blockchain, which helps contextualize how users are utilizing the blockchain and indicates demand for the relevant native crypto asset. These blockchain indicators will be used to derive inputs (mining rewards, mining difficulty, “stablecoin” (a type of crypto asset designed to maintain a stable price over time by being pegged to another asset, typically a fiat currency) transactions, etc.) that will inform stock specific financial analysis. Additionally, the Sub‑Adviser analyzes potential changes to the regulatory environment related to crypto assets given the importance of future regulation on the asset class. Based on its cumulative analysis, the Sub‑Adviser selects stocks of companies it believes are best positioned to excel within the crypto asset and blockchain industry. The Sub‑Adviser selects high conviction stocks ranging across sectors, such as bitcoin miners, financial services companies, hardware and device manufacturers, software manufacturers, and corporate treasury users.
The Fund will also write (sell) out of the money covered call options, purchase put options, and engage in put spreads on certain investments held in the portfolio, as well as purchase put options on certain securities of companies within the Digital Asset Ecosystem that are not held in the portfolio. When the Fund sells a call option, the purchaser pays the Fund a premium in exchange for the right to purchase the asset underlying the option at a specified price (the “strike price”) within a specified time period or at a specified future date. When the Fund purchases a put option, it pays the seller a premium in exchange for the right to sell the asset underlying the option at a specified strike price within a specified time period or at a specified future date. A put spread is an options strategy involving the simultaneous purchase and sale of two put options on the same underlying asset and with the same expiration date, but different strike prices. When writing a covered call option, the Sub‑Adviser will analyze each portfolio security individually to determine the appropriate quantity, strike price, and expiry of an option to generate sufficient premium income and still allow for capital appreciation of the underlying security. Individual securities may have call options written against 0‑100% of the shares owned by the Fund. In general, the Sub‑Adviser will seek to have calls written against 25‑75% of the portfolio under normal market conditions. Furthermore, the Sub‑Adviser may use a portion, or all, of the premium income generated from writing calls to attempt to protect the portfolio against potential losses by purchasing protective put options and/or engaging in put spreads. The Sub‑Adviser will analyze each portfolio security individually to determine the appropriate quantity, strike price, and expiry of a put option. In general, the Sub‑Adviser will seek to hold puts against 25‑75% of the portfolio depending on current or future market conditions. The Sub‑Adviser will utilize fundamental analysis to seek to determine whether companies not held in the portfolio may be overvalued and may purchase put options on securities of those companies to provide positive value to the portfolio in the event these securities, or the broader digital asset industry experiences a decline. The Sub‑Adviser intends to implement options strategies on a frequent basis.
The Sub‑Adviser’s sell strategy is guided by a comprehensive analysis of fundamental, technical, and industry-specific factors. The Sub‑Adviser continuously monitors the portfolio companies’ financial statements, management teams, and corporate governance structures for any signs of deterioration. Additionally, the Sub‑Adviser stays vigilant for negative regulatory changes, declines in on‑chain indicators such as transactions, fees, and hashrate, and broader industry headwinds. If the Sub‑Adviser determines that a company’s stock has become overvalued or that its outlook has diminished, it will sell the stock to realize profits or limit losses.
Additionally, the Sub‑Adviser continually evaluates new investment opportunities, and will reduce existing holdings to reallocate to more attractive opportunities as they arise. Furthermore, the Sub‑Adviser continuously evaluates the portfolio’s overall risk profile and rebalances it as necessary to ensure alignment with its investment objectives. By dynamically adjusting the portfolio in response to changing market conditions, the Sub‑Adviser seeks to optimize returns while managing risk.
The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in the following group of industries: software; semiconductors & semiconductor equipment; financial services; and capital markets.